Market Risk Benefits - Rollforward of the Net (Assets) Liabilities of the Market Risk Benefits for Variable Annuities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2023	Jan. 01, 2022	Jan. 01, 2021
Market Risk Benefit [Roll Forward]
Net liability balance, beginning of year	$ 6,369,000,000
Net liability balance, end of year	797,000,000		$ 6,369,000,000
Reinsurance recoverable on market risk benefits, at fair value	(221,000,000)	[1]	(383,000,000)	[1]	$ (221,000,000)	$ (383,000,000)	$ (471,000,000)
Variable Annuity
Market Risk Benefit [Roll Forward]
Net liability balance, beginning of year	6,281,000,000		9,908,000,000
Net liability beginning of year cumulative effect of changes in non-performance risk	326,000,000		743,000,000
Net liability balance, beginning of year, before effect of changes in non-performance risk	6,607,000,000		10,651,000,000
Effect of changes in interest rates	(14,137,000,000)		(3,193,000,000)
Effect of fund performance	6,432,000,000		(2,388,000,000)
Effect of changes in equity index volatility	1,576,000,000		(45,000,000)
Effect of expected policyholder behavior	532,000,000		412,000,000
Effect of actual policyholder behavior different from expected	(230,000,000)		(747,000,000)
Effect of time	1,707,000,000		1,901,000,000
Effect of changes in assumptions	465,000,000		16,000,000
Net liability balance, end of year, before effect of changes in non-performance risk	2,952,000,000		6,607,000,000
Net liability end of year cumulative effect of changes in non-performance risk	2,185,000,000		326,000,000
Net liability balance, end of year	767,000,000		6,281,000,000
Reinsurance recoverable on market risk benefits, at fair value	(183,000,000)		(284,000,000)				$ (368,000,000)
Net liability balance, end of year, net of reinsurance	$ 584,000,000		$ 5,997,000,000
Weighted average attained age (years)	69 years		68 years
Net amount at risk	$ 15,592,000,000		$ 3,404,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.